PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2021
Property, plant and equipment [abstract]
Schedule of movement in property and equipment
The following table summarizes the movement in the net book value of property and equipment for the nine-month period ended September 30:

	Nine-month period
	2021	2020

Balance as of January 1	6,879	7,340

Additions*	1,501	1,224
Disposals	(27)	(32)
Depreciation	(1,143)	(1,193)
Held for sale	(746)	—
Impairment	(4)	(41)
Translation adjustment	(5)	(1,178)
Other	(9)	35

Balance as of September 30	6,446	6,155
*There were no material changes in estimates other than lease term reassessments in Russia which had the effect of increasing right-of-use assets by US$108 (2020-US$13).